Investments (Details) - USD ($)				12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Proceeds from sale of debt securities				$ 0	$ 8,389	$ 0
Fair value of debt security in unrealized loss position	$ 8,115	$ 8,210	$ 7,526	8,115	8,210	7,526
Gross unrealized losses	638	546	$ 4
Embedded Derivatives, Assets	246,405	122,043		246,405	122,043
Embedded Derivatives, Liabilities	246,405	122,043		246,405	122,043
Embedded Derivatives, Increase (Decrease) in fair value				49,225	3,591	$ 9,581
Securities on deposit with regulatory jurisdictions	$ 1,713	$ 1,732		$ 1,713	$ 1,732